Cover	Oct. 17, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 17, 2022
Entity File Number	000-52378
Entity Registrant Name	NEVADA POWER COMPANY
Entity Tax Identification Number	88-0420104
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	6226 West Sahara Avenue
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89146
City Area Code	702
Local Phone Number	402-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000071180
Amendment Flag	false